Convertible Notes - Summary of Senior and Junior Notes (Details) (USD $)	Jul. 31, 2012
Face value of the Notes	$ 9,601,069
Carrying amount of the Notes	5,909,799
Conversion feature	1,883,200
Senior warrants	1,808,070
Senior Notes I [Member]
Face value of the Notes	2,500,000
Carrying amount of the Notes	1,245,490
Conversion feature	327,790
Senior warrants	926,720
Senior Notes II [Member]
Face value of the Notes	4,600,000
Carrying amount of the Notes	3,090,820
Conversion feature	627,830
Senior warrants	881,350
Total Senior Notes [Member]
Face value of the Notes	7,100,000
Carrying amount of the Notes	4,336,310
Conversion feature	955,620
Senior warrants	1,808,070
Junior Notes [Member]
Face value of the Notes	2,501,069
Carrying amount of the Notes	1,573,489
Conversion feature	927,580
Senior warrants